Employee Benefits - Additional information (Details) - employee	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit line item
Number of employees	183.6	146.8	137.5
Belgium
Employee benefit line item
Number of employees	66	47.9
ISRAEL
Employee benefit line item
Number of employees	45.2	46.4
AUSTRALIA
Employee benefit line item
Number of employees	3	4
UNITED STATES
Employee benefit line item
Number of employees	53	35
Germany
Employee benefit line item
Number of employees	15.4	13.5
UK
Employee benefit line item
Number of employees	1	0